Cover	Aug. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2025
Entity File Number	001-39924
Entity Registrant Name	CROWN ELECTROKINETICS CORP.
Entity Central Index Key	0001761696
Entity Tax Identification Number	47-5423944
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11601 Wilshire Blvd
Entity Address, Address Line Two	Suite 2240
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	458
Local Phone Number	212-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	CRKN
Entity Emerging Growth Company	false